Fair Value Measurement and Fair Value of Financial Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Mar. 31, 2021	Dec. 31, 2020
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Fair value of warrant per share	$ 9.41
Fair value of exercise price	$ 11.5
Cash and cash equivalents	$ 408,178	$ 385,293	$ 13,266	$ 29,143
Long-term investments available-for-sale		0		0
Short-term investments available-for-sale		$ 0		$ 0
Class of Warrant or Right, Outstanding	6,000,000
Private Placement Warrants [Member]
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Fair value of warrant per share		$ 20.71
Fair value of exercise price		$ 11.5